SELECTED CONSOLIDATED STATEMENTS OF OPERATIONS DATA	12 Months Ended
Dec. 31, 2019
Disclosure of selected consolidated statements of operations data [Abstract]
SELECTED CONSOLIDATED STATEMENTS OF OPERATIONS DATA
NOTE 13   -       SELECTED CONSOLIDATED STATEMENTS OF OPERATIONS DATA

A.	Revenues:
	Year ended December 31,
	2 0 1 9	2 0 1 8	2 0 1 7	2 0 1 9
	NIS	NIS	NIS	US Dollars

Sale of goods manufactured by other corporations	394,707	338,245	311,978	114,209
Income from providing non-bank credit	930	-	-	269
	395,637	338,245	311,978	114,478

B.	Cost of sales:
	Year ended December 31,
	2 0 1 9	2 0 1 8	2 0 1 7	2 0 1 9
	NIS	NIS	NIS	US Dollars

Purchases	279,533	240,998	222,351	80,883
Transportation	2,186	1,966	1,579	633
Depreciation and amortization	2,335	2,314	2,323	676
Maintenance	4,893	4,175	5,202	1,416
Other costs and expenses	2,226	1,910	2,062	644
	291,173	251,363	233,517	84,252
Change in finished goods	(19,389)	(11,331)	4,128	(5,611)
	271,784	240,032	237,645	78,641

C.	Selling expenses:
	Year ended December 31,
	2 0 1 9	2 0 1 8	2 0 1 7	2 0 1 9
	NIS	NIS	NIS	US Dollars

Salaries and related expenses	18,798	15,058	14,316	5,439
Transportation and maintenance	15,128	12,541	11,619	4,377
Vehicles	3,377	3,908	3,564	978
Advertising and promotion	8,032	4,766	5,472	2,324
Depreciation and amortization	1,861	804	784	538
Others	8,294	6,746	6,335	2,400
	55,490	43,823	42,090	16,056

D.          General and administrative expenses:

	Year ended December 31,
	2 0 1 9	2 0 1 8	2 0 1 7	2 0 1 9
	NIS	NIS	NIS	US Dollars

Salaries and related expenses	13,557	10,442	8,922	3,924
Office maintenance	1,455	1,411	1,182	421
Professional fees	2,921	2,432	3,436	845
Vehicles	330	545	713	95
Depreciation and amortization	620	552	599	179
Bad and doubtful debts	847	(59)	226	245
Communication	75	60	136	22
Other	1,262	1,303	625	365
	21,067	16,686	15,839	6,096

E.          Employees benefit costs:

	Year ended December 31,
	2 0 1 9	2 0 1 8	2 0 1 7	2 0 1 9
	NIS	NIS	NIS	US Dollars

Payroll (without payment to related parties)	25,500	21,148	21,131	7,378
	25,500	21,148	21,131	7,378

F.          Depreciation and amortization:

	Year ended December 31,
	2 0 1 9	2 0 1 8	2 0 1 7	2 0 1 9
	NIS	NIS	NIS	US Dollars

Depreciation of fixed assets (see note 7)	3,662	3,614	3,682	1,060
Depreciation of right of use asset (see note 6)	1,153	-	-	333
	4,815	3,614	3,682	1,393